Business Combinations - Larssen Ltd. ("Larssen") (Details) - CAD ($) $ in Thousands			7 Months Ended
	Nov. 22, 2018	Dec. 04, 2017	Jun. 30, 2018	Jun. 30, 2019
Provisional allocation at acquisition
Goodwill	$ 131,154
Adjustments
Goodwill	(35,658)
Final
Net identifiable assets acquired			$ 183,119	$ 764,513
Goodwill	$ 95,496		721,877	2,416,940
Cash paid			138,719	$ 11,220
Larssen
Provisional allocation at acquisition
Net identifiable assets acquired		$ 0
Goodwill		9,724
Adjustments
Net identifiable assets acquired		0
Goodwill		(6,224)
Final
Net identifiable assets acquired		0
Goodwill		3,500
Cash paid		3,500
Gross contingent consideration		4,000
Construction project contingent consideration		$ 6,000
Number of trading days of the next calendar year after milestones is met to paid out construction project consideration		5 days
Revenue of combined entity as if combination occurred at beginning of period			4,200
Profit of acquiree since acquisition date			$ 3,000